Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	52,570,104	53,957,446	52,959,229	53,901,427
Effect of dilutive share options outstanding (in shares)	458,463	491,671	731,909	454,278
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	53,028,567	54,449,117	53,691,138	54,355,705